Document And Entity Information	12 Months Ended
Sep. 30, 2025
Document Information [Line Items]
Document Type	S-1/A
Entity Registrant Name	cbdMD, Inc.
Entity Incorporation, State or Country Code	NC
Entity Tax Identification Number	47-3414576
Entity Address, Address Line One	2101 Westinghouse Blvd.
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28273
City Area Code	704
Local Phone Number	445-3060
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Description	The registrant hereby amends this registration statement on such date or date(s) as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the SEC acting pursuant to said Section 8(a) may determine.
Entity Central Index Key	0001644903
Amendment Flag	true